Employees and directors	12 Months Ended
Dec. 31, 2018
Disclosure Of Directors And Employees [Abstract]
Employees and directors
7.	Employees and directors

	2016	2017	2018
Wages and salaries	60,455	88,164	140,298
Social security costs	9,626	12,783	24,976
Other pension costs	360	898	1,391
Share based payments (equity settled)	17,256	16,667	34,668
Share based payments (cash settled)	1,178	3,807	10,355
Share based payments (employment related taxes)	1,414	1,012	8,796
	90,289	123,331	220,484